Income Taxes (Tables)	6 Months Ended
Jun. 30, 2022
Income Taxes
Schedule of significant components of current and deferred Income tax expense attributable to Income from continuing operations

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2022	2021	2022	2021
Income before income taxes	$10,054	$(10,664)	$37,046	$17,480
Income tax (expense)	(166)	(261)	(378)	(264)
Effective tax rate	$(2)%	$2%	$(1)%	$(2)%

Schedule of taxation

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2022	2021	2022	2021
Income tax benefit (expense) within Norway	$(163)	$(258)	$(375)	$(258)
Income tax benefit (expense) within UK	(3)	(3)	(3)	(6)
Income tax benefit (expense)	$(166)	$(261)	$(378)	$(264)
Effective tax rate	(2)%	2%	(1)%	(2)%